Expense Example - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 20
3 years	160
5 years	331
10 years	$ 828